Provisions - Summary of Changes in Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning balance	€ 149	€ 163
Allowance	25	13
Amounts used	(7)	(11)
Unused amounts reversed	(5)	(16)
Unwinding of discounts	(1)	1
Reclassified to Pension liabilities		(3)
Effects of changes in foreign exchange rates	(8)	2
Ending balance	153	149
Current	40	42
Non-Current	113	107
Close down and environmental remediation costs [member]
Disclosure of other provisions [line items]
Beginning balance	88	88
Allowance	3
Amounts used	(2)	(2)
Unused amounts reversed		(1)
Unwinding of discounts	(1)	1
Effects of changes in foreign exchange rates	(7)	2
Ending balance	81	88
Current	4	3
Non-Current	77	85
Restructuring costs [member]
Disclosure of other provisions [line items]
Beginning balance	5	8
Allowance	3	6
Amounts used	(2)	(5)
Unused amounts reversed	(1)	(1)
Reclassified to Pension liabilities		(3)
Ending balance	5	5
Current	3	3
Non-Current	2	2
Legal claims and other costs [member]
Disclosure of other provisions [line items]
Beginning balance	56	67
Allowance	19	7
Amounts used	(3)	(4)
Unused amounts reversed	(4)	(14)
Effects of changes in foreign exchange rates	(1)
Ending balance	67	56
Current	33	36
Non-Current	€ 34	€ 20